Segment and geographical information (Tables)	9 Months Ended
Sep. 30, 2011
Segment and geographical information
Aggregated results by segment before eliminations

Results by segment - after eliminations (aggregated)

	Three-month period ended (unaudited)
	September 30, 2011						June 30, 2011						September 30, 2010
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	12,763	2,287	1,037	502	152	16,741	11,682	2,230	867	476	90	15,345	11,257	1,919	802	408	110	14,496
Cost and expenses	(3,844)	(1,627)	(798)	(395)	(246)	(6,910)	(3,449)	(1,528)	(658)	(396)	(225)	(6,256)	(3,204)	(1,398)	(748)	(292)	(106)	(5,748)
Research and development	(188)	(100)	(32)	(37)	(83)	(440)	(130)	(98)	(16)	(30)	(89)	(363)	(70)	(68)	(21)	(23)	(34)	(216)
Depreciation, depletion and amortization	(439)	(379)	(129)	(64)	(7)	(1,018)	(438)	(350)	(129)	(60)	(2)	(979)	(379)	(224)	(48)	(32)	(13)	(696)
Operating income (loss)	8,292	181	78	6	(184)	8,373	7,665	254	64	(10)	(226)	7,747	7,604	229	(15)	61	(43)	7,836
Financial result	(2,865)	(206)	(129)	(149)	(44)	(3,393)	840	(210)	29	(17)	6	648	286	(177)	17	(10)	(44)	72
Discontinued operations, net of tax	—	—	—	—	—	—	—	—	—	—	—	—	—	8	—	—	—	8
Equity in results of affiliates, joint ventures and others investments	248	118	—	32	(116)	282	339	(2)	—	33	36	406	302	(26)	—	27	2	305
Income taxes	(224)	(106)	(13)	(8)	—	(351)	(2,120)	(228)	(57)	(2)	—	(2,407)	(2,116)	(26)	(6)	2	—	(2,146)
Noncontrolling interests	52	(9)	(22)	—	3	24	1	33	(1)	—	25	58	5	(46)	—	—	4	(37)
Net income attributable to the Company’s stockholders	5,503	(22)	(86)	(119)	(341)	4,935	6,725	(153)	35	4	(159)	6,452	6,081	(38)	(4)	80	(81)	6,038

Sales classified by geographic destination:
Foreign market
America, except United States	331	289	24	—	13	657	298	258	2	—	—	558	207	296	11	—	—	514
United States	46	403	—	—	—	449	5	400	1	—	—	406	39	158	—	—	—	197
Europe	2,552	553	48	—	14	3,167	2,415	601	41	—	11	3,068	2,041	448	—	—	4	2,493
Middle East/Africa/Oceania	452	34	—	—	—	486	361	55	—	—	—	416	434	39	—	—	—	473
Japan	1,658	277	—	—	2	1,937	1,488	299	—	—	2	1,789	1,311	360	—	—	3	1,674
China	5,612	271	—	—	44	5,927	4,680	325	—	—	—	5,005	4,965	193	—	—	—	5,158
Asia, other than Japan and China	693	440	—	—	—	1,133	899	290	8	—	1	1,198	1,018	330	—	—	—	1,348
Brazil	1,419	20	965	502	79	2,985	1,536	2	815	476	76	2,905	1,242	95	791	408	103	2,639
	12,763	2,287	1,037	502	152	16,741	11,682	2,230	867	476	90	15,345	11,257	1,919	802	408	110	14,496

	nine-month period ended (unaudited)
	September 30, 2011						September 30, 2010
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	33,964	7,266	2,691	1,306	407	45,634	23,603	5,181	1,077	1,131	282	31,274
Cost and expenses	(10,327)	(4,689)	(2,100)	(1,081)	(762)	(18,959)	(8,062)	(3,865)	(987)	(842)	(226)	(13,982)
Research and development	(430)	(272)	(66)	(88)	(289)	(1,145)	(186)	(168)	(33)	(45)	(145)	(577)
Gain on sale of assets	—	1,513	—	—	—	1,513	—	—	—	—	—	—
Depreciation, depletion and amortization	(1,311)	(1,086)	(375)	(168)	(14)	(2,954)	(1,117)	(879)	(72)	(105)	(14)	(2,187)
Operating income (loss)	21,896	2,732	150	(31)	(658)	24,089	14,238	269	(15)	139	(103)	14,528
Financial result	(1,940)	(643)	(37)	(185)	(38)	(2,843)	(411)	(635)	19	(28)	(41)	(1,096)
Discontinued operations, net of tax	—	—	—	—	—	—	—	(143)	—	—	—	(143)
Equity in results of affiliates, joint ventures and							610	(19)	—	62	31	684
others investments	845	113	—	101	(91)	968	—	—	—	—	—	—
Income taxes	(3,325)	(735)	(67)	(8)	—	(4,135)	(2,712)	115	(3)	11	21	(2,568)
Noncontrolling interests	55	38	(19)	—	60	134	7	(65)	—	—	—	(58)
Net income attributable to the Company’s stockholders	17,531	1,505	27	(123)	(727)	18,213	11,732	(478)	1	184	(92)	11,347

Sales classified by geographic destination:
Foreign market
America, except United States	876	1,009	44	—	13	1,942	525	700	11	—	—	1,236
United States	56	1,272	1	—	2	1,331	43	437	—	—	15	495
Europe	6,992	1,727	108	—	43	8,870	4,922	1,269	—	11	29	6,231
Middle East/Africa/Oceania	1,250	107	—	—	1	1,358	1,031	129	—	—	—	1,160
Japan	4,278	951	—	—	6	5,235	2,620	950	—	—	8	3,578
China	13,950	927	—	—	79	14,956	9,567	543	—	—	2	10,112
Asia, other than Japan and China	2,363	1,135	16	—	1	3,515	1,838	963	—	6	1	2,808
Brazil	4,199	138	2,522	1,306	262	8,427	3,057	190	1,066	1,114	227	5,654
	33,964	7,266	2,691	1,306	407	45,634	23,603	5,181	1,077	1,131	282	31,274

Disaggregated result by operating segment after eliminations

	Three-month period ended (unaudited)
	September 30, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	10,136	(139)	9,997	(2,500)	7,497	(349)	7,148	30,800	2,014	104
Pellets	2,158	(76)	2,082	(789)	1,293	(57)	1,236	1,951	72	896
Manganese	45	(2)	43	(60)	(17)	(2)	(19)	58	1	—
Ferroalloys	139	(12)	127	(107)	20	(16)	4	228	13	—
Coal	285	—	285	(347)	(62)	(15)	(77)	3,727	189	290
	12,763	(229)	12,534	(3,803)	8,731	(439)	8,292	36,764	2,289	1,290
Base Metals
Nickel and other products (*)	2,005	—	2,005	(1,482)	523	(360)	163	28,128	674	3
Copper (**)	282	—	282	(245)	37	(19)	18	3,759	110	132
Aluminum products	—	—	—	—	—	—	—	—	—	3,726
	2,287	—	2,287	(1,727)	560	(379)	181	31,887	784	3,861
Fertilizers
Potash	80	(3)	77	(97)	(20)	(8)	(28)	1,864	10	—
Phosphates	707	(27)	680	(516)	164	(77)	87	6,130	91	—
Nitrogen	217	(29)	188	(154)	34	(44)	(10)	1,220	125	—
Others fertilizers products	33	(4)	29	—	29	—	29	375	—	—
	1,037	(63)	974	(767)	207	(129)	78	9,589	226	—

Logistics
Railroads	358	(61)	297	(269)	28	(52)	(24)	1,296	54	502
Ports	144	(15)	129	(87)	42	(12)	30	522	77	—
Ships	—	—	—	—	—	—	—	1,519	81	119
	502	(76)	426	(356)	70	(64)	6	3,337	212	621
Others	152	(12)	140	(317)	(177)	(7)	(184)	2,696	200	2,065
Gain on sale of assets	—	—	—	—	—	—	—	—	—	—
	16,741	(380)	16,361	(6,970)	9,391	(1,018)	8,373	84,273	3,711	7,837

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**)Includes copper concentrate

Operating segment - after eliminations (disaggregated)

	Three-month period ended (unaudited)
	June 30, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	9,102	(134)	8,968	(2,157)	6,811	(347)	6,464	33,602	1,259	123
Pellets	2,122	(73)	2,049	(778)	1,271	(31)	1,240	2,678	—	1,093
Manganese	52	(2)	50	(48)	2	(4)	(2)	25	1	—
Ferroalloys	150	(15)	135	(96)	39	(16)	23	321	10	—
Coal	256	—	256	(276)	(20)	(40)	(60)	3,686	218	262
	11,682	(224)	11,458	(3,355)	8,103	(438)	7,665	40,312	1,488	1,478
Base Metals
Nickel and other products (*)	1,966	—	1,966	(1,411)	555	(326)	229	29,801	613	13
Copper	264	(1)	263	(214)	49	(24)	25	4,206	348	133
Aluminum products	—	—	—	—	—	—	—	—	—	3,686
	2,230	(1)	2,229	(1,625)	604	(350)	254	34,007	961	3,832
Fertilizers
Potash	68	(3)	65	(66)	(1)	(18)	(19)	1,846	293	—
Phosphates	586	(22)	564	(404)	160	(62)	98	7,132	96	—
Nitrogen	194	(25)	169	(151)	18	(49)	(31)	1,592	45	—
Others fertilizers products	19	(3)	16	—	16	—	16	—	—	—
	867	(53)	814	(621)	193	(129)	64	10,570	434	—

Logistics
Railroads	357	(54)	303	(277)	26	(45)	(19)	1,464	66	565
Ports	119	(14)	105	(81)	24	(15)	9	739	23	—
Ships	—	—	—	—	—	—	—	1,482	140	141
	476	(68)	408	(358)	50	(60)	(10)	3,685	229	706
Others	90	(10)	80	(304)	(224)	(2)	(226)	3,103	368	2,536
	15,345	(356)	14,989	(6,263)	8,726	(979)	7,747	91,677	3,480	8,552

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment - after eliminations (disaggregated)

	Three-month period ended (unaudited)
	September 30, 2010
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	8,725	(108)	8,617	(1,982)	6,635	(325)	6,310	29,523	1,591	95
Pellets	2,082	(81)	2,001	(774)	1,227	(23)	1,204	1,325	137	1,407
Manganese	67	1	68	(41)	27	(1)	26	24	—	—
Ferroalloys	166	(16)	150	(74)	76	(2)	74	287	2	—
Coal	217	—	217	(199)	18	(28)	(10)	2,771	58	203
	11,257	(204)	11,053	(3,070)	7,983	(379)	7,604	33,390	1,788	1,705
Base Metals
Nickel and other products (*)	1,074	—	1,074	(758)	316	(206)	110	27,719	448	25
Copper	236	(8)	228	(152)	76	(22)	54	2,748	566	74
Aluminum products	609	(15)	594	(533)	61	(4)	57	84	65	152
	1,919	(23)	1,896	(1,443)	453	(232)	221	30,551	1,079	251
Fertilizers
Potash	87	(5)	82	(53)	29	(9)	20	208	—	—
Phosphates	556	(25)	531	(524)	7	(33)	(26)	6,521	206	—
Nitrogen	147	(20)	127	(133)	(6)	(6)	(12)	1,446	46
Others fertilizers products	12	(3)	9	(6)	3		3	325	—
	802	(53)	749	(716)	33	(48)	(15)	8,500	252	—
Logistics
Railroads	308	(57)	251	(184)	67	(27)	40	1,138	43	545
Ports	100	(15)	85	(59)	26	(5)	21	269	11	—
Ships	—	—	—	—	—	—	—	—	—	128
	408	(72)	336	(243)	93	(32)	61	1,407	54	673
Others	110	(42)	68	(98)	(30)	(5)	(35)	4,309	679	2,282
	14,496	(394)	14,102	(5,570)	8,532	(696)	7,836	78,697	3,852	4,911

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment - after eliminations (disaggregated)

	Nine-month period ended (unaudited)
	September 30, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	26,525	(383)	26,142	(6,393)	19,749	(1,053)	18,696	30,800	4,450	104
Pellets	6,158	(210)	5,948	(2,407)	3,541	(124)	3,417	1,951	425	896
Manganese	140	(6)	134	(129)	5	(11)	(6)	58	2	—
Ferroalloys	446	(39)	407	(314)	93	(43)	50	228	34	—
Coal	695	—	695	(876)	(181)	(80)	(261)	3,727	795	290
	33,964	(638)	33,326	(10,119)	23,207	(1,311)	21,896	36,764	5,706	1,290
Base Metals
Nickel and other products (*)	6,086	—	6,086	(4,043)	2,043	(1,024)	1,019	28,128	1,658	3
Copper (**)	797	(18)	779	(591)	188	(61)	127	3,759	628	132
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,726
	7,266	(23)	7,243	(4,938)	2,305	(1,086)	1,219	31,887	2,302	3,861
Fertilizers
Potash	210	(10)	200	(232)	(32)	(33)	(65)	1,864	310	—
Phosphates	1,829	(77)	1,752	(1,328)	424	(226)	198	6,130	314	—
Nitrogen	583	(77)	506	(432)	74	(116)	(42)	1,220	170	—
Others fertilizers products	69	(10)	59	—	59	—	59	375	—	—
	2,691	(174)	2,517	(1,992)	525	(375)	150	9,589	794	—

Logistics
Railroads	965	(160)	805	(743)	62	(134)	(72)	1,296	156	502
Ports	341	(38)	303	(228)	75	(34)	41	522	137	—
Ships	—	—	—	—	—	—	—	1,519	244	119
	1,306	(198)	1,108	(971)	137	(168)	(31)	3,337	537	621
Others	407	(38)	369	(1,013)	(644)	(14)	(658)	2,696	665	2,065
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—
	45,634	(1,071)	44,563	(17,520)	27,043	(2,954)	24,089	84,273	10,004	7,837

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**) Includes copper concentrate

Operating segment - after eliminations (disaggregated)

	Nine-month period ended (unaudited)
	September 30, 2010
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	17,907	(265)	17,642	(5,089)	12,553	(947)	11,606	29,523	3,184	95
Pellets	4,475	(211)	4,264	(1,730)	2,534	(81)	2,453	1,325	266	1,407
Manganese	214	(5)	209	(103)	106	(6)	100	24	—	—
Ferroalloys	478	(48)	430	(225)	205	(19)	186	287	10	—
Coal	529	—	529	(577)	(48)	(59)	(107)	2,771	210	203
	23,603	(529)	23,074	(7,724)	15,350	(1,112)	14,238	33,930	3,670	1,705
Base Metals
Nickel and other products (*)	2,695	—	2,695	(2,056)	639	(691)	(52)	27,719	1,156	25
Copper	623	(18)	605	(420)	185	(62)	123	2,748	1,097	74
Aluminum products	1,863	(28)	1,835	(1,511)	324	(126)	198	84	126	152
	5,181	(46)	5,135	(3,987)	1,148	(879)	269	30,551	2,379	251
Fertilizers
Potash	207	(11)	196	(138)	58	(22)	36	208	7	—
Phosphates	670	(35)	635	(627)	8	(42)	(34)	6,521	250	—
Nitrogen	186	(24)	162	(170)	(8)	(8)	(16)	1,446	46	—
Others fertilizers products	14	(4)	10	(11)	(1)	—	(1)	325	—	—
	1,077	(74)	1,003	(946)	57	(72)	(15)	8,500	303	—

Logistics
Railroads	845	(144)	701	(526)	175	(86)	89	1,138	89	545
Ports	281	(39)	242	(165)	77	(16)	61	269	14	—
Ships	5	—	5	(13)	(8)	(3)	(11)	—	—	128
	1,131	(183)	948	(704)	244	(105)	139	1,407	103	673
Others	282	(78)	204	(288)	(84)	(19)	(103)	4,309	1,450	2,282
	31,274	(910)	30,364	(13,649)	16,715	(2,187)	14,528	78,697	7,905	4,911

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).